Capital risk	12 Months Ended
Dec. 31, 2024
Capital risk [Abstract]
CAPITAL	The Group maintains capital levels on a consolidated and individual basis commensurate with a prudent level of solvency to achieve financial resilience and market confidence. To support this, capital risk appetite on both a consolidated and individual basis is calibrated by taking into consideration both an internal view of the amount of capital to hold as well as external regulatory requirements.
The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements in accordance with the relevant provisions of the Capital
Requirements Directive (CRD V) and Capital Requirements Regulation
(UK CRR). This is supplemented through additional regulation set out under the PRA Rulebook and through associated statements of policy, supervisory statements and other regulatory guidance.